Document and Entity Information	12 Months Ended
Apr. 11, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr 10, 2013
Registrant Name	Columbia Funds Variable Series Trust II
Central Index Key	0001413032
Amendment Flag	false
Document Creation Date	Apr 10, 2013
Document Effective Date	Apr 11, 2013
Prospectus Date	Apr 11, 2013

Columbia Variable Portfolio - Commodity Strategy Fund
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Variable Portfolio — Commodity Strategy Fund (the Fund) seeks to provide shareholders with total return.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Variable Portfolio - Commodity Strategy Fund		Class 1	Class 2
Management Fees		0.55%	0.55%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses	[1]	0.19%	0.19%
Total Annual Fund Operating Expenses		0.74%	0.99%
[1]	Other expenses are based on estimated amounts for the Fund's current fiscal year.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expense table above.
The example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Expense Example Columbia Variable Portfolio - Commodity Strategy Fund (USD $)	1 year	3 years
Class 1 shares	76	237
Class 2 shares	101	315

Expense Example, No Redemption Columbia Variable Portfolio - Commodity Strategy Fund (USD $)	1 Year	3 Years
Class 1 shares	76	237
Class 2 shares	101	315

Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.
PRINCIPAL INVESTMENT STRATEGIES
The Fund is a diversified fund that, under normal market conditions, seeks to maintain substantial economic exposure to the performance of the commodities markets. The Fund invests, directly and indirectly, in a portfolio of commodity-linked investments, including commodity-linked futures, structured notes and/or swaps that are designed to provide exposure to the investment return of assets that trade in the commodities markets, without investing directly in physical commodities. A substantial portion of the Fund’s net assets will also be invested in a portfolio of fixed income securities rated investment-grade or, if unrated, deemed of comparable quality, which will consist primarily of: (i) U.S. Government securities, corporate debt securities, mortgage-backed securities and/or asset-backed securities; and/or (ii) shares of an affiliated money market fund. In addition to investing in these holdings for their income-producing potential, these holdings will be designated by the Fund, as necessary, to serve as collateral with respect to the Fund’s commodity-linked investments. The Fund primarily expects to gain exposure to the commodities markets by investing up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands (the Subsidiary). The Subsidiary’s commodity-linked investments are expected to produce leveraged exposure to the performance of the commodities markets. It is expected that the gross notional value of the Fund’s (including the Subsidiary’s) commodity-linked investments will be equivalent to at least 90% of the Fund’s net assets. Like the Fund, the Subsidiary will not invest directly in physical commodities. The Subsidiary also invests in investment-grade fixed income securities and shares of an affiliated money market fund for investment purposes or to serve as collateral for its commodity-linked investments. The Fund’s investment in the Subsidiary permits it to gain exposure to the commodities markets in a potentially tax-efficient manner. The Subsidiary has the same investment objective as the Fund and, like the Fund, is managed by Columbia Management Investment Advisers, LLC and subadvised by Threadneedle International Limited.

Derivatives, such as futures, options, structured notes and swaps, may also be utilized to produce incremental earnings, hedge existing positions, increase market exposure and/or increase investment flexibility. Actual exposures will vary over time based on factors such as market movements and assessments of market conditions by the Fund’s portfolio managers. The Fund may engage in derivative transactions on both U.S. and foreign exchanges or in the “over-the-counter” (OTC) market.
PRINCIPAL RISKS
An investment in the Fund involves risk. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, including those described below. There is no assurance that the Fund will achieve its investment objective. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and Fund shares may go down. (References in this section to “the Fund” also include the Subsidiary, which shares the same risks as the Fund.)

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with a similar investment objective. The Fund may fail to achieve its investment objective and you may lose money.

Commodity-Related Investment Risk. The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include demand for the commodity, weather, embargoes, tariffs, and economic health, political, international, regulatory and other developments. Exposure to commodities and commodities markets may subject the value of the Fund’s investments to greater volatility than other types of investments. Commodities investments may also subject the Fund to counterparty risk and liquidity risk.

Commodity-Related Tax Risk. If the Fund does not appropriately limit its commodity-linked investments, including its investments in any Subsidiary, or if such investments are re-characterized for U.S. federal income tax purposes, the Fund may be unable to qualify as a regulated investment company for one or more years, which would adversely affect the value of the Fund. In this event, the Fund’s Board may authorize a significant change in investment strategy or the Fund’s liquidation.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations, and the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.

Credit Risk. Credit risk applies to most fixed income securities, but is generally less of a factor for obligations backed by the “full faith and credit” of the U.S. Government. It is the risk that the issuer of a fixed-income security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due. If the Fund purchases unrated securities, or if the rating of a security is lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual. Unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities.

Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk. Below is more detailed information on certain derivatives expected to be utilized by the Fund.

Derivatives Risk/Commodity-Linked Structured Notes Risk. Investments in commodity-linked structured notes involve substantial risks, including risk of loss of interest and principal, lack of a liquid secondary market, and risk of greater volatility than investments in traditional equity and debt markets. These instruments involve additional risks, including counterparty risk and hedging risk.

Derivatives Risk/Commodity-Linked Swaps Risk. Commodity-linked swaps could result in losses if the underlying asset (e.g., a particular commodity) or reference does not perform as anticipated. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Such transactions can have the potential for unlimited losses. Such risk is heightened in the case of short swap transactions. Swaps can involve greater risks than direct investment in the underlying asset, because swaps may be leveraged (creating leverage risk) and are subject to counterparty risk, hedging risk, pricing risk and liquidity risk.

Derivatives Risk/Futures Contracts Risk. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value (NAV). Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Futures contracts may be illiquid. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Futures contracts executed on foreign exchanges may not provide the same protection as U.S. exchanges. These transactions involve additional risks, including counterparty risk, hedging risk and pricing risk.

Derivatives Risk/Options Risk. The Fund may buy and sell call and put options. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund’s losses are potentially unlimited. These transactions involve other risks, including counterparty risk and hedging risk.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. As interest rates rise or spreads widen, the likelihood of prepayment decreases.

Investing in Wholly-Owned Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-linked investments held by the Subsidiary are similar to those that are permitted to be held by the Fund, and thus, are subject to the same risks as the Fund (which are described in this prospectus). There can be no assurance that the investment objective of the Subsidiary will be achieved. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the Fund’s Statement of Additional Information (SAI) and could adversely affect the Fund and its shareholders.

Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, derivatives, or similar instruments or techniques. The use of leverage may make any change in the Fund’s net asset value (NAV) even greater and thus result in increased volatility of returns. Leverage can create an interest expense that may lower the Fund’s overall returns. Leverage presents the opportunity for increased net income and capital gains, but also exaggerates the Fund’s risk of loss. There can be no guarantee that a leveraging strategy will be successful.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Judgment plays a larger role in valuing these investments as compared to valuing more liquid investments.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Investment Risk. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Although money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money by investing in money market funds. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. The Fund will also be exposed to the investment risks of the money market fund. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from its investments in derivatives.

Mortgage- and Other Asset-Backed Securities Risk. The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government or by its agencies, authorities, enterprises or instrumentalities, which are not insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making their prices more volatile and more sensitive to changes in interest rates.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning.

U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.
PERFORMANCE INFORMATION
The Fund is new as of the date of this prospectus and therefore performance information is not yet available. When performance information is available, the Fund intends to compare its performance to the performance of the Dow Jones-UBS Commodity Index.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Variable Series Trust II
Prospectus Date	rr_ProspectusDate	Apr 11, 2013
Columbia Variable Portfolio - Commodity Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Variable Portfolio — Commodity Strategy Fund (the Fund) seeks to provide shareholders with total return.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the Fund’s current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expense table above.
		The example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a diversified fund that, under normal market conditions, seeks to maintain substantial economic exposure to the performance of the commodities markets. The Fund invests, directly and indirectly, in a portfolio of commodity-linked investments, including commodity-linked futures, structured notes and/or swaps that are designed to provide exposure to the investment return of assets that trade in the commodities markets, without investing directly in physical commodities. A substantial portion of the Fund’s net assets will also be invested in a portfolio of fixed income securities rated investment-grade or, if unrated, deemed of comparable quality, which will consist primarily of: (i) U.S. Government securities, corporate debt securities, mortgage-backed securities and/or asset-backed securities; and/or (ii) shares of an affiliated money market fund. In addition to investing in these holdings for their income-producing potential, these holdings will be designated by the Fund, as necessary, to serve as collateral with respect to the Fund’s commodity-linked investments. The Fund primarily expects to gain exposure to the commodities markets by investing up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands (the Subsidiary). The Subsidiary’s commodity-linked investments are expected to produce leveraged exposure to the performance of the commodities markets. It is expected that the gross notional value of the Fund’s (including the Subsidiary’s) commodity-linked investments will be equivalent to at least 90% of the Fund’s net assets. Like the Fund, the Subsidiary will not invest directly in physical commodities. The Subsidiary also invests in investment-grade fixed income securities and shares of an affiliated money market fund for investment purposes or to serve as collateral for its commodity-linked investments. The Fund’s investment in the Subsidiary permits it to gain exposure to the commodities markets in a potentially tax-efficient manner. The Subsidiary has the same investment objective as the Fund and, like the Fund, is managed by Columbia Management Investment Advisers, LLC and subadvised by Threadneedle International Limited.

		Derivatives, such as futures, options, structured notes and swaps, may also be utilized to produce incremental earnings, hedge existing positions, increase market exposure and/or increase investment flexibility. Actual exposures will vary over time based on factors such as market movements and assessments of market conditions by the Fund’s portfolio managers. The Fund may engage in derivative transactions on both U.S. and foreign exchanges or in the “over-the-counter” (OTC) market.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund involves risk. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, including those described below. There is no assurance that the Fund will achieve its investment objective. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and Fund shares may go down. (References in this section to “the Fund” also include the Subsidiary, which shares the same risks as the Fund.)

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with a similar investment objective. The Fund may fail to achieve its investment objective and you may lose money.

Commodity-Related Investment Risk. The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include demand for the commodity, weather, embargoes, tariffs, and economic health, political, international, regulatory and other developments. Exposure to commodities and commodities markets may subject the value of the Fund’s investments to greater volatility than other types of investments. Commodities investments may also subject the Fund to counterparty risk and liquidity risk.

Commodity-Related Tax Risk. If the Fund does not appropriately limit its commodity-linked investments, including its investments in any Subsidiary, or if such investments are re-characterized for U.S. federal income tax purposes, the Fund may be unable to qualify as a regulated investment company for one or more years, which would adversely affect the value of the Fund. In this event, the Fund’s Board may authorize a significant change in investment strategy or the Fund’s liquidation.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations, and the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.

Credit Risk. Credit risk applies to most fixed income securities, but is generally less of a factor for obligations backed by the “full faith and credit” of the U.S. Government. It is the risk that the issuer of a fixed-income security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due. If the Fund purchases unrated securities, or if the rating of a security is lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual. Unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities.

Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk. Below is more detailed information on certain derivatives expected to be utilized by the Fund.

Derivatives Risk/Commodity-Linked Structured Notes Risk. Investments in commodity-linked structured notes involve substantial risks, including risk of loss of interest and principal, lack of a liquid secondary market, and risk of greater volatility than investments in traditional equity and debt markets. These instruments involve additional risks, including counterparty risk and hedging risk.

Derivatives Risk/Commodity-Linked Swaps Risk. Commodity-linked swaps could result in losses if the underlying asset (e.g., a particular commodity) or reference does not perform as anticipated. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Such transactions can have the potential for unlimited losses. Such risk is heightened in the case of short swap transactions. Swaps can involve greater risks than direct investment in the underlying asset, because swaps may be leveraged (creating leverage risk) and are subject to counterparty risk, hedging risk, pricing risk and liquidity risk.

Derivatives Risk/Futures Contracts Risk. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value (NAV). Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Futures contracts may be illiquid. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Futures contracts executed on foreign exchanges may not provide the same protection as U.S. exchanges. These transactions involve additional risks, including counterparty risk, hedging risk and pricing risk.

Derivatives Risk/Options Risk. The Fund may buy and sell call and put options. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund’s losses are potentially unlimited. These transactions involve other risks, including counterparty risk and hedging risk.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. As interest rates rise or spreads widen, the likelihood of prepayment decreases.

Investing in Wholly-Owned Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-linked investments held by the Subsidiary are similar to those that are permitted to be held by the Fund, and thus, are subject to the same risks as the Fund (which are described in this prospectus). There can be no assurance that the investment objective of the Subsidiary will be achieved. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the Fund’s Statement of Additional Information (SAI) and could adversely affect the Fund and its shareholders.

Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, derivatives, or similar instruments or techniques. The use of leverage may make any change in the Fund’s net asset value (NAV) even greater and thus result in increased volatility of returns. Leverage can create an interest expense that may lower the Fund’s overall returns. Leverage presents the opportunity for increased net income and capital gains, but also exaggerates the Fund’s risk of loss. There can be no guarantee that a leveraging strategy will be successful.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Judgment plays a larger role in valuing these investments as compared to valuing more liquid investments.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Investment Risk. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Although money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money by investing in money market funds. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. The Fund will also be exposed to the investment risks of the money market fund. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from its investments in derivatives.

Mortgage- and Other Asset-Backed Securities Risk. The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government or by its agencies, authorities, enterprises or instrumentalities, which are not insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making their prices more volatile and more sensitive to changes in interest rates.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning.

		U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and Fund shares may go down.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new as of the date of this prospectus and therefore performance information is not yet available. When performance information is available, the Fund intends to compare its performance to the performance of the Dow Jones-UBS Commodity Index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new as of the date of this prospectus and therefore performance information is not yet available.
Columbia Variable Portfolio - Commodity Strategy Fund | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%
1 year	rr_ExpenseExampleYear01	76
3 years	rr_ExpenseExampleYear03	237
1 Year	rr_ExpenseExampleNoRedemptionYear01	76
3 Years	rr_ExpenseExampleNoRedemptionYear03	237
Columbia Variable Portfolio - Commodity Strategy Fund | Class 2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
1 year	rr_ExpenseExampleYear01	101
3 years	rr_ExpenseExampleYear03	315
1 Year	rr_ExpenseExampleNoRedemptionYear01	101
3 Years	rr_ExpenseExampleNoRedemptionYear03	315

[1]	Other expenses are based on estimated amounts for the Fund's current fiscal year.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Variable Series Trust II
Prospectus Date	rr_ProspectusDate	Apr 11, 2013
Document Creation Date	dei_DocumentCreationDate	Apr 10, 2013